(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations - Additional Information - (Write-down) and Gain (Loss) on Sale of Vessels (Detail)
$ in Thousands
	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) Vessel	Dec. 31, 2015 Vessel	Mar. 31, 2015 Vessel	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($) Vessel	Dec. 31, 2012 USD ($)
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					$ (69,998)	$ (1,638)	$ (76,782)
Write down and gain (loss) on sale of vessels, description					In 2015, the carrying values of two of the Partnership's 2000's-built conventional tankers and seven of the Partnership's 1990s-built shuttle tankers were written down to their estimated fair value, using appraised values. The write-down of the two conventional tankers was the result of the expected sale of the vessels and the vessels were classified as held for sale on the Partnership's consolidated balance sheet as at December 31, 2015
2000s-Built Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels				$ 3,900
2000s-Built Conventional Tankers [Member] | Discontinued Operations, Held-for-sale [Member] | Cost Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel					2
1990s-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels				$ 66,700		$ 4,800	$ 76,800
Write down and gain (loss) on sale of vessels, description					In 2014, the carrying value of one of the Partnership's 1990s-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write-down was the result of the vessel charter contract expiring in early-2015.
1990s-built shuttle tankers [Member] | Recontracting [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description					Of the six vessels, during the third quarter of 2013, four of the shuttle tankers were written down as the result of the re-contracting of one of the vessels, which the Partnership owns through a 50%-owned subsidiary, at lower rates than expected, the cancellation of a short-term contract and a change in expectations for the contract renewal for two of the shuttle tankers, one operating in Brazil, and the other, which the Partnership owns through a 50%-owned subsidiary, in the North Sea.
1990s-built shuttle tankers [Member] | Cancellation [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description					In the fourth quarter of 2013, two shuttle tankers, which the Partnership owns through a 67%-owned subsidiary, were written down due to a cancellation of a contract renewal and expected sale of an aging vessel to their estimated fair value. One of these two vessels was also written down in 2012.
1990s-built shuttle tankers [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		17 years 6 months
1990s-built shuttle tankers [Member] | Cost Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel		5			7	1	6
1990s-built shuttle tankers [Member] | Discontinued Operations, Held-for-sale [Member] | Cost Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel		1		1	1
1990s-built shuttle tankers [Member] | Restructuring [Member] | Cost Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel			1
1990s-built shuttle tankers [Member] | Five Vessels [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description					While we expect four of the five vessels to continue to actively trade as shuttle tankers over the near-term and the fifth vessel to actively trade in the conventional tanker market, we anticipate fewer opportunities for alternative usage and increased age discrimination over time.
1990s-built shuttle tankers [Member] | Two vessels [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels							$ 37,200	$ 19,300
1990s-built shuttle tankers [Member] | Two vessels [Member] | Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Ownership interest							50.00%	67.00%
1997-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					$ 1,600
Proceeds from (Payments for) sale of assets					$ 8,600
1997-built shuttle tankers [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel					1
1995-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels						$ 3,100
Subsequent Event [Member] | 1990s-built shuttle tankers [Member] | Cost Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Proceeds from (Payments for) sale of assets	$ 5,100
Subsequent Event [Member] | 1990s-built shuttle tankers [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Cost Approach Valuation Technique [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel	1